Average Annual Total Returns	Eaton Vance Georgia Municipal Income Fund Bloomberg Municipal Bond Index One Year	Eaton Vance Georgia Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Eaton Vance Georgia Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Eaton Vance Georgia Municipal Income Fund Bloomberg Georgia Municipal Bond Index One Year	Eaton Vance Georgia Municipal Income Fund Bloomberg Georgia Municipal Bond Index Five Years	Eaton Vance Georgia Municipal Income Fund Bloomberg Georgia Municipal Bond Index Ten Years	Eaton Vance Georgia Municipal Income Fund Class A One Year	Eaton Vance Georgia Municipal Income Fund Class A Five Years	Eaton Vance Georgia Municipal Income Fund Class A Ten Years	Eaton Vance Georgia Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance Georgia Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance Georgia Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Georgia Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Georgia Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Georgia Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Georgia Municipal Income Fund Class C One Year	Eaton Vance Georgia Municipal Income Fund Class C Five Years	Eaton Vance Georgia Municipal Income Fund Class C Ten Years	Eaton Vance Georgia Municipal Income Fund Class I One Year	Eaton Vance Georgia Municipal Income Fund Class I Five Years	Eaton Vance Georgia Municipal Income Fund Class I Ten Years	Eaton Vance Maryland Municipal Income Fund Bloomberg Municipal Bond Index One Year	Eaton Vance Maryland Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Eaton Vance Maryland Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Eaton Vance Maryland Municipal Income Fund Bloomberg Maryland Municipal Bond Index One Year	Eaton Vance Maryland Municipal Income Fund Bloomberg Maryland Municipal Bond Index Five Years	Eaton Vance Maryland Municipal Income Fund Bloomberg Maryland Municipal Bond Index Ten Years	Eaton Vance Maryland Municipal Income Fund Class A One Year	Eaton Vance Maryland Municipal Income Fund Class A Five Years	Eaton Vance Maryland Municipal Income Fund Class A Ten Years	Eaton Vance Maryland Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance Maryland Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance Maryland Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Maryland Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Maryland Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Maryland Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Maryland Municipal Income Fund Class C One Year	Eaton Vance Maryland Municipal Income Fund Class C Five Years	Eaton Vance Maryland Municipal Income Fund Class C Ten Years	Eaton Vance Maryland Municipal Income Fund Class I One Year	Eaton Vance Maryland Municipal Income Fund Class I Five Years	Eaton Vance Maryland Municipal Income Fund Class I Ten Years	Eaton Vance Missouri Municipal Income Fund Bloomberg Municipal Bond Index One Year	Eaton Vance Missouri Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Eaton Vance Missouri Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Eaton Vance Missouri Municipal Income Fund Bloomberg Missouri Municipal Bond Index One Year	Eaton Vance Missouri Municipal Income Fund Bloomberg Missouri Municipal Bond Index Five Years	Eaton Vance Missouri Municipal Income Fund Bloomberg Missouri Municipal Bond Index Ten Years	Eaton Vance Missouri Municipal Income Fund Class A One Year	Eaton Vance Missouri Municipal Income Fund Class A Five Years	Eaton Vance Missouri Municipal Income Fund Class A Ten Years	Eaton Vance Missouri Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance Missouri Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance Missouri Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Missouri Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Missouri Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Missouri Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Missouri Municipal Income Fund Class C One Year	Eaton Vance Missouri Municipal Income Fund Class C Five Years	Eaton Vance Missouri Municipal Income Fund Class C Ten Years	Eaton Vance Missouri Municipal Income Fund Class I One Year	Eaton Vance Missouri Municipal Income Fund Class I Five Years	Eaton Vance Missouri Municipal Income Fund Class I Ten Years	Eaton Vance North Carolina Municipal Income Fund Bloomberg Municipal Bond Index One Year	Eaton Vance North Carolina Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Eaton Vance North Carolina Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Eaton Vance North Carolina Municipal Income Fund Bloomberg North Carolina Municipal Bond Index One Year	Eaton Vance North Carolina Municipal Income Fund Bloomberg North Carolina Municipal Bond Index Five Years	Eaton Vance North Carolina Municipal Income Fund Bloomberg North Carolina Municipal Bond Index Ten Years	Eaton Vance North Carolina Municipal Income Fund Class A One Year	Eaton Vance North Carolina Municipal Income Fund Class A Five Years	Eaton Vance North Carolina Municipal Income Fund Class A Ten Years	Eaton Vance North Carolina Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance North Carolina Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance North Carolina Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance North Carolina Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance North Carolina Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance North Carolina Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance North Carolina Municipal Income Fund Class C One Year	Eaton Vance North Carolina Municipal Income Fund Class C Five Years	Eaton Vance North Carolina Municipal Income Fund Class C Ten Years	Eaton Vance North Carolina Municipal Income Fund Class I One Year	Eaton Vance North Carolina Municipal Income Fund Class I Five Years	Eaton Vance North Carolina Municipal Income Fund Class I Ten Years	Eaton Vance Oregon Municipal Income Fund Bloomberg Municipal Bond Index One Year	Eaton Vance Oregon Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Eaton Vance Oregon Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Eaton Vance Oregon Municipal Income Fund Bloomberg Oregon Municipal Bond Index One Year	Eaton Vance Oregon Municipal Income Fund Bloomberg Oregon Municipal Bond Index Five Years	Eaton Vance Oregon Municipal Income Fund Bloomberg Oregon Municipal Bond Index Ten Years	Eaton Vance Oregon Municipal Income Fund Class A One Year	Eaton Vance Oregon Municipal Income Fund Class A Five Years	Eaton Vance Oregon Municipal Income Fund Class A Ten Years	Eaton Vance Oregon Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance Oregon Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance Oregon Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Oregon Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Oregon Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Oregon Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Oregon Municipal Income Fund Class C One Year	Eaton Vance Oregon Municipal Income Fund Class C Five Years	Eaton Vance Oregon Municipal Income Fund Class C Ten Years	Eaton Vance Oregon Municipal Income Fund Class I One Year	Eaton Vance Oregon Municipal Income Fund Class I Five Years	Eaton Vance Oregon Municipal Income Fund Class I Ten Years	Eaton Vance South Carolina Municipal Income Fund Bloomberg Municipal Bond Index One Year	Eaton Vance South Carolina Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Eaton Vance South Carolina Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Eaton Vance South Carolina Municipal Income Fund Bloomberg South Carolina Municipal Bond Index One Year	Eaton Vance South Carolina Municipal Income Fund Bloomberg South Carolina Municipal Bond Index Five Years	Eaton Vance South Carolina Municipal Income Fund Bloomberg South Carolina Municipal Bond Index Ten Years	Eaton Vance South Carolina Municipal Income Fund Class A One Year	Eaton Vance South Carolina Municipal Income Fund Class A Five Years	Eaton Vance South Carolina Municipal Income Fund Class A Ten Years	Eaton Vance South Carolina Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance South Carolina Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance South Carolina Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance South Carolina Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance South Carolina Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance South Carolina Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance South Carolina Municipal Income Fund Class C One Year	Eaton Vance South Carolina Municipal Income Fund Class C Five Years	Eaton Vance South Carolina Municipal Income Fund Class C Ten Years	Eaton Vance South Carolina Municipal Income Fund Class I One Year	Eaton Vance South Carolina Municipal Income Fund Class I Five Years	Eaton Vance South Carolina Municipal Income Fund Class I Ten Years	Eaton Vance Virginia Municipal Income Fund Bloomberg Municipal Bond Index One Year	Eaton Vance Virginia Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Eaton Vance Virginia Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Eaton Vance Virginia Municipal Income Fund Bloomberg Virginia Municipal Bond Index One Year	Eaton Vance Virginia Municipal Income Fund Bloomberg Virginia Municipal Bond Index Five Years	Eaton Vance Virginia Municipal Income Fund Bloomberg Virginia Municipal Bond Index Ten Years	Eaton Vance Virginia Municipal Income Fund Class A One Year	Eaton Vance Virginia Municipal Income Fund Class A Five Years	Eaton Vance Virginia Municipal Income Fund Class A Ten Years	Eaton Vance Virginia Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance Virginia Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance Virginia Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Virginia Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Virginia Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Virginia Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Virginia Municipal Income Fund Class C One Year	Eaton Vance Virginia Municipal Income Fund Class C Five Years	Eaton Vance Virginia Municipal Income Fund Class C Ten Years	Eaton Vance Virginia Municipal Income Fund Class I One Year	Eaton Vance Virginia Municipal Income Fund Class I Five Years	Eaton Vance Virginia Municipal Income Fund Class I Ten Years
Total	5.21%	3.91%	4.62%	5.38%	3.62%	4.29%	(0.26%)	2.23%	3.50%	(0.26%)	2.23%	3.50%	0.67%	2.30%	3.45%	2.95%	2.47%	3.24%	4.89%	3.43%	4.22%	5.21%	3.91%	4.62%	5.13%	3.50%	3.83%	(0.80%)	2.01%	3.45%	(0.82%)	1.98%	3.43%	0.38%	2.11%	3.40%	2.45%	2.24%	3.18%	4.50%	3.21%	4.16%	5.21%	3.91%	4.62%	5.72%	4.03%	4.64%	0.20%	2.62%	4.02%	0.20%	2.62%	4.03%	1.12%	2.69%	3.93%	3.49%	2.85%	3.74%	5.43%	3.83%	4.73%	5.21%	3.91%	4.62%	5.18%	3.43%	4.03%	(0.41%)	2.06%	3.86%	(0.42%)	2.05%	3.86%	0.64%	2.18%	3.79%	2.69%	2.28%	3.59%	4.72%	3.26%	4.59%	5.21%	3.91%	4.62%	6.02%	3.97%	4.76%	0.63%	2.85%	4.18%	0.63%	2.84%	4.17%	1.33%	2.88%	4.09%	3.74%	3.05%	3.91%	5.79%	4.04%	4.89%	5.21%	3.91%	4.62%	5.64%	4.22%	4.73%	(0.32%)	2.27%	4.10%	(0.33%)	2.26%	4.10%	0.70%	2.35%	4.00%	3.00%	2.53%	3.85%	4.81%	3.48%	4.82%	5.21%	3.91%	4.62%	5.19%	3.60%	4.06%	0.26%	2.41%	3.32%	0.25%	2.37%	3.30%	1.16%	2.50%	3.34%	3.50%	2.66%	3.06%	5.52%	3.61%	4.03%